Non-Cash Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-Cash Transactions
31.
NON-CASH
TRANSACTIONS
Below is a detail of the transactions that did not involve cash flows in each fiscal year of addition:

	2021	2020	2019
- Acquisition of financed property, plant and equipment	1,577,004	1,423,720	6,247,178
- Right of use assets and lease liabilities	57,236	7,026	1,003,345
- Sale of interest in Yguazú Cementos S.A.	—	888,639	—